TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ 5,371	$ 5,561	$ 4,338
Deferred taxes	(2,308)	91	(2,687)
Taxes on income	3,063	5,652	1,651
Domestic	2,049	238	283
Foreign	1,014	5,414	1,368
Taxes on income	$ 3,063	$ 5,652	$ 1,651